Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 2,057	$ 296	¥ 27,573	¥ 18,301
Accretion of the redeemable noncontrolling interests	(77)	(11)	(130)	17
Numerator for basic EPS computation	1,980	285	27,443	18,318
Impact of subsidiaries' and investees' diluted earnings per share	(28)	(4)
Numerator for diluted EPS calculation	¥ 1,952	$ 281	¥ 27,443	¥ 18,318